Fair Value Measurements - Summary of Fair Value Hierarchy of Plan's Assets (Details) - EBP 56-1814206 001 - USD ($)	Dec. 31, 2024	Dec. 31, 2023
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 31,895,218	$ 30,933,335
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	21,375,813	19,804,481
Self-Directed Brokerage Accounts Uwharrie Capital Corp Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	850,238	727,288
Self-Directed Brokerage Accounts Other Investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	93,219	85,698
Mutual Funds and Self Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	22,319,270	20,617,467
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	21,375,813	19,804,481
Level 1 | Self-Directed Brokerage Accounts Uwharrie Capital Corp Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	850,238	727,288
Level 1 | Self-Directed Brokerage Accounts Other Investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	93,219	85,698
Level 1 | Mutual Funds and Self Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	22,319,270	20,617,467
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Self-Directed Brokerage Accounts Uwharrie Capital Corp Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Self-Directed Brokerage Accounts Other Investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Mutual Funds and Self Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Self-Directed Brokerage Accounts Uwharrie Capital Corp Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Self-Directed Brokerage Accounts Other Investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual Funds and Self Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Measured at NAV | Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 9,575,948	$ 10,315,868